Deferred revenue - Changes in deferred revenue balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue
Balance at the beginning of year	$ 16,975	$ 22,802
Additions to deferred revenue	32,152	72,300
Recognition of deferred revenue as revenues	(36,455)	(77,887)
Exchange differences	(282)	(240)
Balance at the end of year	$ 12,390	$ 16,975